SCHEDULE OF ASSETS (HELD AT END OF YEAR)	12 Months Ended
Dec. 31, 2025
Profit Sharing and Savings Plan
SCHEDULE OF ASSETS (HELD AT END OF YEAR)
SCHEDULE OF ASSETS (HELD AT END OF YEAR)

O’REILLY AUTOMOTIVE, INC.

PROFIT SHARING AND SAVINGS PLAN

FORM 5500 SCHEDULE H, LINE 4I

SCHEDULE OF ASSETS (HELD AT END OF YEAR)

(MODIFIED CASH BASIS)

E.I.N. 27-4358837, PLAN NO. 002

(In thousands)

December 31, 2025
Identity of Issuer, Borrower, Lessor, or Similar Party	Current Value
Common and collective trusts:
Fidelity Institutional Asset Management Core Plus - Class I (1)	$12,966
Harbor Capital Appreciation Fund, R	18,139
T. Rowe Price Retirement 2005 Trust, K	3,138
T. Rowe Price Retirement 2010 Trust, K	9,685
T. Rowe Price Retirement 2015 Trust, K	26,608
T. Rowe Price Retirement 2020 Trust, K	54,522
T. Rowe Price Retirement 2025 Trust, K	110,630
T. Rowe Price Retirement 2030 Trust, K	157,248
T. Rowe Price Retirement 2035 Trust, K	187,602
T. Rowe Price Retirement 2040 Trust, K	159,136
T. Rowe Price Retirement 2045 Trust, K	156,023
T. Rowe Price Retirement 2050 Trust, K	142,654
T. Rowe Price Retirement 2055 Trust, K	125,090
T. Rowe Price Retirement 2060 Trust, K	76,322
T. Rowe Price Retirement 2065 Trust, K	35,976
T. Rowe Price Stable Value Common Trust Fund, N	28,356
Mutual funds:
American Beacon Small Cap Value Fund, Institutional	3,830
Artisan International Value Fund Investor Class	1,776
BlackRock Equity Dividend Fund, I	6,649
Fidelity 500 Index Fund (1)	79,575
Fidelity Extended Market Index Fund (1)	10,507
Fidelity U.S. Bond Index Fund (1)	4,970
JPMorgan Mid Cap Value Fund, L	5,187
PIMCO Income Fund Institutional Class	7,229
T. Rowe Price Institutional Mid Cap Equity Growth	6,665
T. Rowe Price QM U.S. Small-Cap Growth Equity Fund	6,930
Vanguard Federal Money Market Fund	541
Vanguard Inflation-Protected Securities Fund, Admiral	5,011
Vanguard International Growth Fund	6,561
Vanguard Total International Stock Index Fund, Admiral	21,089
O’Reilly Automotive, Inc. common stock (1)	597,747
Participant loans (interest rates ranging from 4.25% to 10.25%; maturities through 11/23/2040) (1)	61,573
$2,129,935
(1)	Party-in-interest to the Plan.